Property, Plant and Equipment (Table)	12 Months Ended
Dec. 31, 2014
Disclosure Text Block
Property, plant and equipment
December 31,	Useful Lives (Years)	2014	2013
(Dollars in thousands)
Land	N/A	$35,031	$36,266
Buildings	20	296,502	304,272
Leasehold and land improvements	1-30	1,086,718	1,197,520
Cell site equipment	7-25	3,269,609	3,306,575
Switching equipment	5-8	960,377	1,161,976
Office furniture and equipment	3-5	553,630	539,248
Other operating assets and equipment	3-5	89,663	92,456
System development	1-7	1,042,195	962,698
Work in process	N/A	125,015	116,501
		7,458,740	7,717,512
Accumulated depreciation and amortization		(4,730,523)	(4,860,992)
		$2,728,217	$2,856,520